Corporate information	6 Months Ended
Jun. 30, 2025
Corporate information
Corporate information

1.Corporate information

MAC Copper Limited (“MAC”, the “Company” or “we”), is a Company incorporated under the laws of Jersey, with limited liability. MAC was incorporated on 29 July 2022 with registered address 3rd Floor, 44 Esplanade St. Helier, JE4 9WG, Jersey. The Company and its subsidiaries (collectively referred herein as the “Group”) are primarily engaged in the operation of the Cornish, Scottish and Australian underground copper mine (the “CSA mine”) in Australia, owned by Cobar Management Pty Limited (“CMPL”), one of the wholly owned subsidiaries of the Company. The principal place of business of the Company is 3rd Floor, 44 Esplanade St. Helier, JE4 9WG, Jersey.

On 27 May 2025, MAC announced that it has entered into a binding scheme implementation deed with Harmony Gold Mining Company Limited (“Harmony”) and Harmony Gold (Australia) Pty Ltd (“Harmony Australia”), a wholly owned subsidiary of Harmony, under which it is proposed that Harmony Australia will acquire 100% of the issued share capital in MAC by way of a Jersey scheme of arrangements (the “Scheme”) and MAC shareholders will receive US$12.25 cash (the “Scheme Consideration”) per MAC share (the “Transaction” or the “Harmony Transaction”).

As at 30 June 2025, the Scheme remained subject to certain conditions including restructuring and amendment or restatement of MAC’s streaming and royalty arrangements, shareholders vote and regulatory approvals. Note 20 provides a summary of the progress on the Harmany transaction subsequent to the period end.